2. CAPITAL STOCK (Details Narrative) - Quarterly (USD $)			3 Months Ended		6 Months Ended	9 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended
	Mar. 18, 2014	Dec. 31, 2013	Jun. 30, 2014 Quarterly [Member]	Mar. 31, 2014 Quarterly [Member]	Jun. 30, 2014 Quarterly [Member]	Dec. 31, 2013 Quarterly [Member]	Jun. 11, 2014 Quarterly [Member]	Jun. 30, 2014 Vincent Tripp Keber Quarterly [Member]	Jun. 04, 2014 Vincent Tripp Keber Quarterly [Member]	Jun. 30, 2014 Ean Seeb Quarterly [Member]	Jun. 04, 2014 Ean Seeb Quarterly [Member]	Jun. 30, 2014 Sebastian Stant Quarterly [Member]	Jun. 04, 2014 Sebastian Stant Quarterly [Member]	Jun. 30, 2014 Jesus Quintero Quarterly [Member]	Jun. 04, 2014 Jesus Quintero Quarterly [Member]
Common Stock, Shares Authorized	200,000,000	1,000	200,000,000		200,000,000	1,000
Series A Preferred Stock, Shares Authorized		21	21		21	21
Series A Preferred Stock, Par Value		$ 1	$ 1.00		$ 1.00	$ 1
Common Stock, Par Value	$ 0.001	$ 1	$ 0.001		$ 0.001	$ 1
Common Stock, Shares To Be Issued			38,059,000		38,059,000		850,000		250,000		250,000		250,000		100,000
Options Outstanding			21,954,160		21,954,160
Options Exchange Rate			$ 72.06		$ 72.06
Accrued Dividend, Converted					4,358
Accrued Dividend, Converted, Shares				$ 4,358	$ 156,293
Stock Issued for Cash, Shares					2,059,000
Stock Issued for Cash, Value				193,700	205,900	150,000
Stock Subscription Receivable				12,200	0
Stock issued for Services, Shares								250,000		250,000		250,000		100,000
Stock Issued for Services, Value			85,000			24,998		25,000		25,000		25,000		10,000
Stock Issued, Value								$ 0.01		$ 0.01		$ 0.01		$ 0.01
Stock Issued for Services, Amortized								$ 594		$ 594		$ 1,781		$ 1,644